Financial assets and liabilities - Additional Information, Fair value measurements (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2025	Jun. 30, 2025	Jun. 30, 2024
Disclosure Of Detailed Information About Borrowings [Line Items]
Foreign currency balance held		$ 179,101	$ 87,028
Financial liabilities		168,479	152,954
Expected Term	12 months
Liabilities at FVTPL
Disclosure Of Detailed Information About Borrowings [Line Items]
Financial liabilities		$ 27,503	$ 31,539
Liabilities at FVTPL | Contingent consideration
Disclosure Of Detailed Information About Borrowings [Line Items]
Expected Term		12 months
Level 3 | Unlisted equity securities
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of assets measured at fair value		100.00%	100.00%
NovaQuest Capital Management, L.L.C. | Level 2
Disclosure Of Detailed Information About Borrowings [Line Items]
Foreign currency balance held		$ 0	$ 0
Financial liabilities		0	0
NovaQuest Capital Management, L.L.C. | Level 1
Disclosure Of Detailed Information About Borrowings [Line Items]
Foreign currency balance held		0	0
Financial liabilities		$ 0	$ 0
Oaktree Capital Management, L.P. | Level 3 | Contingent consideration provision
Disclosure Of Detailed Information About Borrowings [Line Items]
Percentage of liabilities measured at fair value		100.00%	100.00%